Deposits and Other Current Assets, Net	12 Months Ended
Dec. 31, 2025
Deposits and Other Current Assets, Net [Abstract]
Deposits and Other Current Assets, Net

12. Deposits and Other Current Assets, Net

As of December 31, 2025 and 2024, deposits and other current assets, net consisted of the following balances:

	As of December 31,
	2025	2024
Trade deposits	$—	$530,691
Interest receivable	86,273	—
Tax recoverable	57,032	18,891
Other assets	29,077	779
Less: allowance for expected credit losses	(2)	(2)
Deposits and other current assets, net	$172,380	$550,359

The movement of allowances for expected credit losses is as follow:

	As of December 31,
	2025	2024
Balance at January 1	$2	$2
Provision for expected credit losses	—	—
Balance at December 31	$2	$2